Inventories - Schedule of Inventories (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Inventories [Abstract]
Finished products and merchandise	¥ 349,590	¥ 269,042
Work-in-process	522,667	436,508
Raw materials and supplies	337,612	280,908
Total	¥ 1,209,869	¥ 986,457